OTHER PAYABLES AND ACCRUED EXPENSES	9 Months Ended
Sep. 30, 2021
Other Payables And Accrued Expenses
OTHER PAYABLES AND ACCRUED EXPENSES

NOTE 6 – OTHER PAYABLES AND ACCRUED EXPENSES

The Company has incurred an amount of $62,522 and $12,602 on the accrued expense for the period ended September 30, 2021 and the year ended December 31, 2020, respectively. The accrued expenses are mainly on the general & administrative expense.